Equity - Schedule of non-distributable reserves (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [table]
Non-distributable reserves	€ 8,205	€ 9,831	€ 8,398
ING Bank [member]
Disclosure of reserves within equity [table]
Non-distributable reserves	8,205	9,829	8,397
Other [member]
Disclosure of reserves within equity [table]
Non-distributable reserves	€ 0	€ 2	€ 0